Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss per Share (Tables) [Line Items]
Schedule of basic and diluted net profit (loss) per share attributed to the ordinary shareholders
	Year ended December 31,
	2021	2020
Numerator:
Net loss attributable to the Company Ordinary Shares	$53,484	$3,741

Denominator:
Weighted average stock used in computing net loss per share attributed to Ordinary Shares, basic and diluted	87,487	65,639
Net loss per share attributable to Ordinary Shares, basic and diluted:	$(611.33)	$(56.99)

Schedule of diluted net loss per shares attributable to ordinary shareholders
	Year ended December 31,
	2021	2020
Restricted Ordinary Shares	23,116	41,608
Preferred Shares	279,723	279,723
Ordinary A Share	65,814	65,814
Warrant liability	37,374	14,383
SAFE	51,989	8,448
Outstanding share options	40,892	32,533
Total	498,908	442,509

Moringa Acquisition Corp [Member]
Loss per Share (Tables) [Line Items]
Schedule of basic and diluted net profit (loss) per share attributed to the ordinary shareholders
	Six months ended June 30,		Three months ended June 30,
	2022	2021	2022	2021
Net profit (loss)	$(202,966)	$(289,547)	$42,693	$(191,793)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	(172,727)	—	(163,341)	—
Net loss including Accretion	$(375,693)	$(289,547)	$(120,648)	$(191,793)

Class A ordinary shares subject to possible redemption:
Numerator:
Net loss including Accretion	$(290,843)	$(207,447)	$(93,400)	$(148,477)
Accretion	172,727	—	163,341	—
	$(118,116)	$(207,447)	$69,941	$(148,477)
Denominator:
weighted average number of shares	11,500,000	8,205,556	11,500,000	11,500,000
Basic and diluted net profit (loss) per Class A ordinary share subject to possible redemption	$(0.01)	$(0.03)	$0.01	$(0.01)

Non-redeemable Class A and B ordinary shares:
Numerator:
Net loss including Accretion	$(84,850)	$(82,100)	$(27,248)	$(43,316)
Denominator:
weighted average number of shares	3,355,000	3,247,445	3,355,000	3,355,000
Basic and diluted net loss per non-redeemable Class A and B ordinary share	$(0.03)	$(0.03)	$(0.01)	$(0.01)